Introduction and overview of Group's risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase decrease in interest rate	1.00%	1.00%	1.00%	1.00%
Effect of increase on post tax loss	$ 11,999	$ 11,412	$ 6,345
Effect of decrease on post tax loss	$ (11,934)	$ (11,423)	$ (6,846)